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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-22025

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                        VOYA SEPARATE PORTFOLIOS TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)             With copies to:

               Joanne F. Osberg, Esq.                 Elizabeth J. Reza, Esq.
               Voya Investments, LLC                      Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                         Boston, MA  02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: March 31

      Date of reporting period: July 1, 2020 - June 30, 2021

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-22025
Reporting Period: 07/01/2020 - 06/30/2021
Voya Separate Portfolios Trust


================== Voya Emerging Markets Corporate Debt Fund ===================


This fund had no proxy voting activity during the reporting period.




================ Voya Emerging Markets Hard Currency Debt Fund =================


This fund had no proxy voting activity during the reporting period.




================ Voya Emerging Markets Local Currency Debt Fund ================


This fund had no proxy voting activity during the reporting period.




====================== Voya Investment Grade Credit Fund =======================


This fund had no proxy voting activity during the reporting period.




========================= Voya Securitized Credit Fund =========================


This fund had no proxy voting activity during the reporting period.




======================== Voya Target In-Retirement Fund ========================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2020 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2025 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2030 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2035 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2040 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2045 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2050 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2055 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2060 Fund =======================


This fund had no proxy voting activity during the reporting period.




======================= Voya Target Retirement 2065 Fund =======================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA SEPARATE PORTFOLIOS TRUST

By:    /s/ Dina Santoro
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       Dina Santoro
       President

Date:  August 23, 2021